Debt - Narrative (Details) $ in Thousands, € in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2016	Oct. 31, 2016	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Nov. 01, 2016 USD ($)
Debt Instrument [Line Items]
Redemption of senior notes			$ 271,961	$ 0	$ 0
Interest paid			46,417	49,259	49,259
Loss on redemption of senior notes			$ (22,203)	0	0
Senior Notes | Notes Issued By Partner Re Finance B LLC [Member]
Debt Instrument [Line Items]
Debt instrument issuance date			Mar. 10, 2010
Face amount of debt instrument				500,000			$ 500,000
Percentage Of Indirect Ownership In Subsidiary			100.00%
Stated interest rate of debt instrument						5.50%	5.50%
Maturity date			Jun. 01, 2020
Payment frequency			semi-annually
Date of first required interest payment			Jun. 01, 2010
Senior Notes | Notes Issued To Partner Re Finance B LLC [Member]
Debt Instrument [Line Items]
Debt instrument issuance date			Mar. 10, 2010
Face amount of debt instrument							$ 500,000
Stated interest rate of debt instrument						5.50%	5.50%
Maturity date			Jun. 01, 2020
Payment frequency			semi-annually
Date of first required interest payment			Jun. 01, 2010
Interest expense incurred (debt-related)			$ 27,500	27,500	27,500
Interest paid			$ 27,500	27,500	$ 27,500
Senior Notes | Notes Issued By Partner Re Finance A LLC [Member]
Debt Instrument [Line Items]
Debt instrument issuance date			May 27, 2008
Face amount of debt instrument				250,000				$ 250,000
Percentage Of Indirect Ownership In Subsidiary			100.00%
Stated interest rate of debt instrument								6.875%
Maturity date			Jun. 01, 2018
Payment frequency			semi-annually
Date of first required interest payment			Dec. 01, 2008
Senior Notes | Notes Issued To Partner Re Finance A LLC [Member]
Debt Instrument [Line Items]
Debt instrument issuance date			May 27, 2008
Redemption of senior notes			$ 272,000
Stated interest rate of debt instrument								6.875%
Maturity date			Jun. 01, 2018
Payment frequency			semi-annually
Date of first required interest payment			Dec. 01, 2008
Loss on redemption of senior notes			$ (22,000)
2016 Euro Senior Notes
Debt Instrument [Line Items]
Face amount of debt instrument | €						€ 750
Percentage Of Indirect Ownership In Subsidiary			100.00%
Debt Issuance Percentage of Fair Value			99.144%
2016 Euro Senior Notes | PartnerRe Ireland Finance DAC [Member]
Debt Instrument [Line Items]
Face amount of debt instrument | €						€ 750
Stated interest rate of debt instrument						1.25%	1.25%
Payment frequency			annually
Date of first required interest payment			Sep. 01, 2017
2016 Euro Senior Notes | Notes Issued To PartnerRe Ireland Finance DAC [Member]
Debt Instrument [Line Items]
Face amount of debt instrument | €						€ 490
Stated interest rate of debt instrument						1.25%	1.25%
2016 Euro Senior Notes | Notes Issued By PartnerRe US Corporation [Member]
Debt Instrument [Line Items]
Face amount of debt instrument							$ 272,000
Stated interest rate of debt instrument						3.75%	3.75%
Capital efficient notes
Debt Instrument [Line Items]
Face amount of debt instrument							$ 63,384
Maturity date			Dec. 01, 2066
Capital efficient notes | Notes Issued By Partner Re Finance II Inc [Member]
Debt Instrument [Line Items]
Debt instrument issuance date			Nov. 07, 2006
Face amount of debt instrument				$ 63,000
Percentage Of Indirect Ownership In Subsidiary			100.00%
Carrying amount at balance sheet date							63,000
Amount of debt extinguished			$ 187,000
Consideration Paid On Extinguishment Of Debt			$ 93,300
Maturity date range start			Dec. 01, 2016
Maturity date range end			Dec. 01, 2066
Capital efficient notes | Notes Issued By Partner Re Finance II Inc [Member] | Original Debt Issuance Date [Member]
Debt Instrument [Line Items]
Face amount of debt instrument							$ 250,000
Capital efficient notes | Notes Issued By Partner Re Finance II Inc [Member] | June 1, 2007 - December 1, 2016 [Member]
Debt Instrument [Line Items]
Stated interest rate of debt instrument						6.44%	6.44%
Payment frequency			semi-annually
Date of first required interest payment			Jun. 01, 2007
Capital efficient notes | Notes Issued By Partner Re Finance II Inc [Member] | December 1, 2016 - December 1, 2066 [Member]
Debt Instrument [Line Items]
Stated interest rate of debt instrument						6.44%	6.44%
Payment frequency			quarterly
Date of first required interest payment			Dec. 01, 2016
Interest rate in excess of LIBOR			2.325%
Capital efficient notes | Notes Issued To Partner Re Finance II Inc [Member]
Debt Instrument [Line Items]
Debt instrument issuance date			Nov. 07, 2006
Face amount of debt instrument							$ 258,000
Stated interest rate of debt instrument						6.44%	6.44%
Maturity date			Dec. 01, 2066
Carrying amount at balance sheet date							$ 71,000
Loss on redemption of senior notes			$ 88,400
Amount of debt extinguished			187,000
Consideration Paid On Extinguishment Of Debt			$ 93,300
Capital efficient notes | Notes Issued To Partner Re Finance II Inc [Member] | June 1, 2007 - December 1, 2016 [Member]
Debt Instrument [Line Items]
Stated interest rate of debt instrument						6.44%	6.44%
Payment frequency			semi-annually
Date of first required interest payment			Jun. 01, 2007
Capital efficient notes | Notes Issued To Partner Re Finance II Inc [Member] | December 1, 2016 - December 1, 2066 [Member]
Debt Instrument [Line Items]
Payment frequency			quarterly
Date of first required interest payment			Dec. 01, 2016
Reference rate for variable rate interest payments			3-month LIBOR
Interest rate in excess of LIBOR			2.325%
Optional Payment Deferral Period			10 years
Series D 6.5% cumulative
Debt Instrument [Line Items]
Annual dividend rate	6.50%	6.50%
Series E 7.25% cumulative
Debt Instrument [Line Items]
Annual dividend rate	7.25%	7.25%